Segment Reporting - Reconciliation of Total Segment Assets to Total Assets Presented in Consolidated Balance Sheets (Details) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020 USD ($) segment	Dec. 31, 2019 USD ($) segment	Sep. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)
Segment Reporting, Asset Reconciling Item [Line Items]
Consolidated total assets	$ 1,912,004	$ 2,229,476
Cash and cash equivalents	$ 120,872	$ 88,824	$ 76,705	$ 54,917
Number of reportable segments | segment	1	1
Tanker
Segment Reporting, Asset Reconciling Item [Line Items]
Consolidated total assets		$ 2,114,451
Ship-to-Ship Transfer
Segment Reporting, Asset Reconciling Item [Line Items]
Consolidated total assets		$ 26,201